RELATED PARTY TRANSACTIONS - Related Party balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related party balances
Amounts due from related parties	¥ 839	¥ 305
Ningxia Company
Related party balances
Amounts due from related parties	202	204
Others
Related party balances
Amounts due from related parties	¥ 637	¥ 101